Basis Of Preparation And Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Standards amendments and interpretations:

The accounting policies adopted are consistent with those of the previous financial year except for the following amended IFRS which have been adopted by the Company as of January 1, 2019:

  IFRS 16: Leases

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’). The new standard requires lessees to recognize most leases on their financial statements. Lessees will have a single accounting model for all leases, with certain exemptions. Lessor accounting is substantially unchanged.

The Group has initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information presented for 2018 has not been restated and is presented as it was previously reported under IAS 17 and related interpretations. On transition, the Company has elected to apply the practical expedients available for leases with a remaining lease term of less than one year and leases of low value assets.

At transition, the Company identified the rental agreement with Cyberonica S.A., to give rise to a right of use asset and a corresponding liability estimated to approximately $674 as of January 1, 2019, calculated as the present value of minimum future lease payments. The discount rate used is the incremental cost of borrowing. In addition, the nature and recognition of expenses related to those leases changed as IFRS 16 replaced the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. The depreciation charge for right-of-use assets for the period ended June 30, 2019 was approximately $56 and the interest expense on lease liabilities for the same period was approximately $26.

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters, and the age of the vessel. The Company believes that the standalone transaction price attributable to the technical management service component is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which consist of the crew expenses, maintenance and consumable costs and was approximately $3,861 for the six month period ended June 30, 2019. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was approximately $3,081 for the six month period ended June 30, 2019.

  IFRS 9: Prepayment features with negative compensation (Amendment)

The Amendment allows financial assets with prepayment features that permit or require a party to a contract either to pay or receive reasonable compensation for the early termination of the contract (so that, from the perspective of the holder of the asset there may be ‘negative compensation’), to be measured at amortized cost or at fair value through other comprehensive income. Management has assessed that these amendments have no impact on the Company’s financial position or performance.

  IAS 28: Long-term Interests in Associates and Joint Ventures (Amendments)

The Amendments relate to whether the measurement, in particular impairment requirements, of long term interests in associates and joint ventures that, in substance, form part of the ‘net investment’ in the associate or joint venture should be governed by IFRS 9, IAS 28 or a combination of both. The Amendments clarify that an entity applies IFRS 9 Financial Instruments, before it applies IAS 28, to such long-term interests for which the equity method is not applied. In applying IFRS 9, the entity does not take account of any adjustments to the carrying amount of long- term interests that arise from applying IAS 28. Management has assessed that these amendments has no impact on its financial position or performance.

  IFRIC INTERPETATION 23: Uncertainty over Income Tax Treatments

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12. The Interpretation provides guidance on considering uncertain tax treatments separately or together, examination by tax authorities, the appropriate method to reflect uncertainty and accounting for changes in facts and circumstances. Management has assessed that this interpretation have no impact on the Company’s financial position or performance.

  IAS 19: Plan Amendment, Curtailment or Settlement (Amendments)

The Amendments require entities to use updated actuarial assumptions to determine current service cost and net interest for the remainder of the annual reporting period after a plan amendment, curtailment or settlement has occurred. The Amendments also clarify how the accounting for a plan amendment, curtailment or settlement affects applying the asset ceiling requirements. Management has assessed that these amendments have no impact on the Company’s financial position or performance.

  The IASB has issued the Annual Improvements to IFRSs 2015 – 2017 Cycle, which is a collection of amendments to IFRSs. Management has assessed that these amendments have no impact on its financial position or performance.

  IFRS 3 Business Combinations and IFRS 11 Joint Arrangements: The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.
  IAS 12 Income Taxes: The amendments clarify that the income tax consequences of payments on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits has been recognized.
  IAS 23 Borrowing Costs: The amendments clarify paragraph 14 of the standard that, when a qualifying asset is ready for its intended use or sale, and some of the specific borrowing related to that qualifying asset remains outstanding at that point, that borrowing is to be included in the funds that an entity borrows generally.

Standards issued but not yet effective and not early adopted:

  Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture.  The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting. The application of this amendment will have no impact on the financial position or the performance of the Company since the Company is not an investment entity.

  Conceptual Framework in IFRS standards

The IASB issued the revised Conceptual Framework for Financial Reporting on 29 March 2018. The Conceptual Framework sets out a comprehensive set of concepts for financial reporting, standard setting, guidance for preparers in developing consistent accounting policies and assistance to others in their efforts to understand and interpret the standards. IASB also issued a separate accompanying document, Amendments to References to the Conceptual Framework in IFRS Standards, which sets out the amendments to affected standards in order to update references to the revised Conceptual Framework. Its objective is to support transition to the revised Conceptual Framework for companies that develop accounting policies using the Conceptual Framework when no IFRS Standard applies to a particular transaction. For preparers who develop accounting policies based on the Conceptual Framework, it is effective for annual periods beginning on or after 1 January 2020.

  IFRS 3: Business Combinations (Amendments)

The IASB issued amendments in Definition of a Business (Amendments to IFRS 3) aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The Amendments are effective for business combinations for which the acquisition date is in the first annual reporting period beginning on or after 1 January 2020 and to asset acquisitions that occur on or after the beginning of that period, with earlier application permitted. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of ‘material’ (Amendments)

The Amendments are effective for annual periods beginning on or after 1 January 2020 with earlier application permitted. The Amendments clarify the definition of material and how it should be applied. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity’. In addition, the explanations accompanying the definition have been improved. The Amendments also ensure that the definition of material is consistent across all IFRS Standards. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.